Earnings (Loss) Per Share - Schedule of Calculations of Basic and Diluted EPS (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Earnings Per Share [Abstract]
Net loss	$ (1,231,567)	$ (631,854)	$ (3,349,778)	$ (1,734,815)
Basic weighted average shares outstanding	356,751,236	327,276,031	356,938,348	320,508,240
Basic and diluted loss per common share:	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.00)